Document and Entity Information	12 Months Ended
Mar. 31, 2019 USD ($) shares
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND IV LP
Entity Central Index Key	0000913778
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float | $	$ 0
Entity Common Stock, Shares Outstanding | shares	0
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Small Business	true